15. Income Taxes (Details-Effective tax rate) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal statuatory rates					$ (666,864)	$ (425,179)
State income taxes					(280,718)	(178,980)
Permanent differences					154,489	39,975
Valuation allowance against net deferred tax assets					793,093	564,184
Effective rate	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0